Operating Income - Schedule of Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Income [Line Items]
Other income	€ 5,510	€ 6,993	€ 10,122
CIR tax credit
Disclosure Of Other Income [Line Items]
Other income	5,282	6,020	8,125
Other operating income
Disclosure Of Other Income [Line Items]
Other income	223	968	1,992
Government grants and subsidies
Disclosure Of Other Income [Line Items]
Other income	€ 5	€ 5	€ 5